North Shore Global Uranium Mining ETF

Schedule of Investments

May 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 97.4%

Australia — 14.7%
BHP Group ADR	3,428	$161,459
Boss Resources*	2,562,577	113,969
Deep Yellow*	447,393	71,275
Energy Resources of Australia*	645,784	70,731
Paladin Energy*	2,657,284	202,848
Peninsula Energy*	682,801	58,922
Rio Tinto ADR	2,801	151,030
		830,234
Canada — 20.1%
Fission Uranium*	633,529	151,256
Global Atomic*	224,525	97,464
GoviEx Uranium, Cl A*	701,328	78,647
IsoEnergy*	156,371	85,980
Laramide Resources*	317,728	58,617
UEX*	652,908	73,217
Uranium Participation*	159,140	589,492
		1,134,673
Hong Kong — 3.3%
CGN Mining	5,610,000	188,182

Kazakhstan — 11.9%
NAC Kazatomprom JSC GDR	46,233	675,002

United Kingdom — 6.2%
Berkeley Energia*	454,384	84,263
Yellow Cake*	98,334	265,021
		349,284
United States — 41.2%
Energy— 38.5%
Cameco	76,173	828,002
Denison Mines*	838,179	350,610
Energy Fuels*	158,801	273,138
NexGen Energy*	263,472	368,861
Uranium Energy*	222,549	233,676
Ur-Energy*	217,955	126,196
		2,180,483
Materials— 2.7%
Barrick Gold	6,344	152,256

		2,332,739

Total Common Stock
(Cost $4,822,576)		5,510,114

Total Investments - 97.4%
(Cost $4,822,576)		$5,510,114

Percentages are based on Net Assets of $5,656,654.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company

As of May 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended May 31, 2020, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements.

NOR-QH-001-0100